CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) - ¥ / shares	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Cash dividends declared, per share	¥ 75	¥ 70	¥ 60